Note 7 - Derivative Financial Instruments	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]

7.   DERIVATIVE FINANCIAL INSTRUMENTS

From time to time, we expect to utilize futures, options or swaps to manage our exposure to metals price risk that is inherent in our business. During fiscal 2026 and fiscal 2025, all of the Company's hedging activities were classified as economic hedges of risk with mark-to-market ("MTM") accounting treatment. By using derivatives, the Company is exposed to credit and market risk. The Company’s exposure to credit risk includes the counterparty’s failure to fulfill its performance obligations under the terms of the derivative contract. The Company attempts to minimize its credit risk by entering into transactions with high quality counterparties, and uses exchange-traded derivatives when available. Market risk is the risk that the value of the financial instrument might be adversely affected by a change in commodity prices. The Company manages market risk by continually monitoring exposure within its risk management strategy and portfolio. For any transactions designated as hedging instruments, we document all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking the various hedge transactions. We also assess, both at the hedge’s inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in cash flows or fair value of hedged items.

The Company has forward physical purchase supply agreements in place for a portion of its monthly physical steel needs. These supply agreements are not subject to mark-to-market accounting due to the Company electing the normal purchase normal sale exclusion provided in ASC 815.

At March 31, 2026 and 2025, the Company did not have any derivatives designated as hedging instruments and classified as cash flow or fair value hedges.

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2026 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$153	Current portion of derivative liability	$426

The following table summarizes the fair value of the Company’s derivative financial instruments and the respective line in which they were recorded in the Consolidated Balance Sheet as of March 31, 2025 (in thousands):

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$636	Current portion of derivative liability	$287

All derivatives are presented on a gross basis on the Consolidated Balance Sheet.

During fiscal 2026 and fiscal 2025, the Company entered into hot-rolled coil futures and swap contracts that were not designated as hedging instruments for accounting purposes. Accordingly, the change in fair value related to these instruments was immediately recognized in earnings for these periods. During fiscal 2026 and fiscal 2025, the Company did not designate any transactions as hedging instruments for accounting purposes.

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2026 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2026
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$3,412

The following table summarizes the gain recognized in earnings for derivative instruments not designated as hedging instruments during fiscal 2025 (in thousands):

		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2025
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$7,598

The following table summarizes the Company's economic (non-designated) derivative instruments outstanding at  March 31, 2026 (in thousands):

	Notional Amount	Maturity Date
Hot-rolled coil steel contracts	$(8,987)	April 2026 - May 2027

The following table summarizes the Company's economic (non-designated) derivative instruments outstanding at  March 31, 2025 (in thousands):

	Notional Amount	Maturity Date
Hot-rolled coil steel contracts	$(9,522)	April 2025 - December 2025

At  March 31, 2026 and 2025, cash of approximately $0.8 million and $0.5 million, respectively, was held by our clearing agent to collateralize our open derivative positions. These cash requirements are included in "Other current assets" on the Company's Consolidated Balance Sheets at  March 31, 2026 and 2025.